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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                      Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

  Pioneer Bond Fund
  Schedule of Investments  09/30/2006

   Shares                                                           Value

             ASSET BACKED SECURITIES - 1.5 %
             Transportation - 0.2 %
             Airlines - 0.2 %
  1,381,858  Southwest Airlines Co., 7.67%, 1/2/14               $1,427,086
             Total Transportation                                $1,427,086
             Consumer Services - 0.1 %
             Restaurants - 0.1 %
   835,000   Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (1$  853,279
             Total Consumer Services                             $  853,279
             Diversified Financials - 0.7 %
             Diversified Financial Services - 0.7 %
  2,418,568  Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)   $2,372,518
  1,553,340  PF Export Receivable Master Trust, 6.436%, 6/1/15 (1 1,568,873
  2,572,803  Power Receivables Finance, 6.29%, 1/1/12 (144A)      2,595,624
                                                                 $6,537,015
             Total Diversified Financials                        $6,537,015
             Utilities - 0.5 %
             Electric Utilities - 0.4 %
   955,900   Empresa Electric, 8.625%, 4/30/13 (144A)            $1,046,362
  1,627,220  FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)  1,679,324
   554,400   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        563,409
  1,016,325  Tenaska Alabama, 7.0%, 6/30/21 (144A)                  995,910
                                                                 $4,285,005
             TOTAL ASSETS BACKED SECURITIES                      $4,285,005
             (Cost  $13,009,197)                                 $13,102,385
             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
             Diversified Financials - 0.2 %
             Diversified Financial Services - 0.2 %
  1,150,000  Global Signal, 7.036%, 2/15/36 (144A)               $1,174,220
   525,000   Tower 2004-2A F, 6.376%, 12/15/14                      508,351
                                                                 $1,682,571
             Total Diversified Financials                        $1,682,571
             Government - 0.9 %
             Government - 0.8 %
  7,647,029  Freddie Mac, 6.1%, 9/15/18                          $7,655,404
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS           $7,655,404
             (Cost  $9,382,698)                                  $9,337,975
             CORPORATE BONDS - 23.0 %
             Energy - 1.5 %
             Integrated Oil & Gas - 0.7 %
    45,000   Petro-Canada, 4.0%, 7/15/13                         $   40,926
  2,000,000  Phillips Pete Co., 6.375%, 3/30/09                   2,056,062
  4,000,000  Texaco Capital, Inc., 7.09%, 2/1/07                  4,017,616
    25,000   USX Corp., 6.85%, 3/1/08                                25,474
                                                                 $6,140,078
             Oil & Gas Equipment And Services - 0.1 %
   875,000   Holly Energy Partners LP, 6.25%, 3/1/15             $  810,469
             Oil & Gas Exploration & Production - 0.7 %
  2,000,000  Gazprom International SA., 7.201%, 2/1/20 (144A)    $2,100,000
    75,000   Pemex Project Funding Master, 9.125%, 10/13/10          83,963
  1,849,650  Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 (144A 1,791,497
  1,605,000  Ras Laffan Liquid Natural Gas, 3 5.832%, 9/30/16 (14 1,611,099
   650,000   Southern Star Central Corp., 6.75%, 3/1/16             638,625
                                                                 $6,225,184
             Oil & Gas Refining & Marketing - 0.0 %
   320,000   Boardwalk Pipelines LLC, 5.5%, 2/1/17               $  310,659
             Oil & Gas Storage & Transportation - 0.0 %
    65,000   Kinder Morgan Energy Partners, 6.75%, 3/15/11       $   67,723
             Total Energy                                        $13,554,113
             Materials - 0.9 %
             Aluminum - 0.2 %
  1,700,000  Novelis Inc., 7.25%, 02/15/15                       $1,615,000
             Commodity Chemicals - 0.2 %
   625,000   Invista, 9.25%, 5/1/12 (144A)                       $  660,938
  1,500,000  Nova Chemicals, Ltd., 6.5%, 1/15/12                  1,410,000
                                                                 $2,070,938
             Construction Materials - 0.2 %
  2,000,000  Vulcan Materials Co., 6.0%, 4/1/09                  $2,036,126
             Fertilizers & Agricultural Chemicals - 0.0 %
    45,000   Potash Corp. Saskatchewan, 4.875%, 3/1/13           $   43,324
             Paper Packaging - 0.1 %
   703,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06         $  706,515
             Paper Products - 0.2 %
  1,300,000  Bowater Canada Finance, 7.95%, 11/15/11             $1,241,500
             Total Materials                                     $7,713,403
             Capital Goods - 3.6 %
             Aerospace & Defense - 0.5 %
    40,000   Boeing Co., 5.125%, 2/15/13                         $   39,748
  2,000,000  Honeywell, Inc., 7.0%, 3/15/07                       2,011,860
  2,145,000  McDonnell Douglas Corp., 6.875%, 11/1/06             2,146,727
                                                                 $4,198,335
             Construction & Farm Machinery & Heavy Trucks - 1.2 %
  2,100,000  Caterpillar Financial Services, 2.5%, 10/3/06       $2,100,000
  2,300,000  Caterpillar Financial Services, 3.10%, 5/15/07       2,268,255
  1,000,000  Caterpillar, Inc., 6.55%, 5/1/11                     1,053,042
  5,000,000  Deere & Co., 7.0%, 3/15/12                           5,396,705
                                                                 $10,818,002
             Electrical Component & Equipment - 0.2 %
  1,504,518  Orcal Geothermal, 6.21%, 12/30/20 (144A)            $1,506,655
             Industrial Conglomerates - 1.3 %
  12,000,000 GE Electric Co., 5.0%, 2/1/13                       $11,864,412
             Trading Companies & Distributors - 0.4 %
  2,350,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $2,258,667
   950,000   Noble Group, Ltd., 6.625%, 3/17/15 (144A)              840,777
                                                                 $3,099,444
             Total Capital Goods                                 $31,486,848
             Consumer Durables & Apparel - 0.2 %
             Home Furnishings - 0.2 %
  1,820,000  Mohawk Industries, Inc., 6.125%, 1/15/16            $1,809,002
             Total Consumer Durables & Apparel                   $1,809,002
             Consumer Services - 0.3 %
             Education Services - 0.3 %
  2,800,000  President & Fellows of Harvard, 6.3%, 10/1/37       $2,987,684
             Total Consumer Services                             $2,987,684
             Media - 0.6 %
             Broadcasting & Cable Television - 0.0 %
   135,000   Comcast Corp., 5.3%, 1/15/14                        $  131,469
             Media - 0.6 %
  5,000,000  Comcast Cable Corp., 6.75%, 1/30/11                 $5,252,890
             Total Media                                         $5,384,359
             Retailing - 0.1 %
             Department Stores - 0.1 %
  1,000,000  May Department Store Co., 7.9%, 10/15/07            $1,017,416
    25,000   Nordstrom, Inc., 5.625%, 1/15/09                        25,168
                                                                 $1,042,584
             Total Retailing                                     $1,042,584
             Food Beverage & Tobacco - 0.6 %
             Brewers - 0.0 %
    55,000   Miller Brewing Co., 5.5%, 8/15/13 (144A)            $   54,481
             Packaged Foods & Meats - 0.6 %
  5,055,000  Unilever Capital Corp., 7.125%, 11/1/10             $5,400,105
             Soft Drinks - 0.0 %
    55,000   Bottling Group LLC, 5.0%, 11/15/13                  $   53,989
             Total Food Beverage & Tobacco                       $5,508,575
             Household & Personal Products - 0.2 %
             Household Products - 0.2 %
  1,700,000  Kimberly Clark Corp., 7.1%, 8/1/07                  $1,725,864
             Total Household & Personal Products                 $1,725,864
             Pharmaceuticals & Biotechnology - 0.1 %
             Pharmaceuticals - 0.1 %
  1,000,000  Glaxosmithline Capital PLC, 2.375%, 4/16/07         $  983,609
             Total Pharmaceuticals & Biotechnology               $  983,609
             Banks - 1.6 %
             Diversified Banks - 0.6 %
  1,100,000  Nationsbank Corp., 7.75%, 8/15/15                   $1,272,832
  1,880,000  TNK-BP Finance SA, 7.5%, 7/18/16 (144A)              1,964,066
    45,000   U.S. Bancorp, 3.125%, 3/15/08                           43,701
  2,000,000  U.S. Bank, 3.75%, 2/6/09                             1,940,736
                                                                 $5,221,335
             Regional Banks - 1.0 %
  4,500,000  Branch Banking & Trust Co., 4.875%, 1/15/13         $4,389,552
  1,000,000  Fifth Third FTB, 2.7%, 1/30/07                         991,713
  3,000,000  Province of British Columbia, 4.625%, 10/3/06        3,000,000
   500,000   Suntrust Bank Atlanta, 6.375%, 4/1/11                  521,838
                                                                 $8,903,103
             Total Banks                                         $14,124,438
             Diversified Financials - 2.6 %
             Asset Management & Custody Banks - 1.8 %
  2,000,000  Bank of New York, 4.95%, 3/15/15                    $1,941,792
  2,000,000  Mellon Financial Co., 6.4%, 5/14/11                  2,089,560
  6,000,000  Northern Trust Co., 7.1%, 8/1/09                     6,277,464
  5,000,000  State Street Corp., 7.65%, 6/15/10                   5,381,645
                                                                 $15,690,461
             Consumer Finance - 0.4 %
  2,055,000  Ford Motor Credit Co., 5.7%, 1/15/10                $1,898,505
  2,340,000  SLM Corp., Floating Rate Note, 7/25/14               2,126,171
                                                                 $4,024,676
             Investment Banking & Brokerage - 0.1 %
   635,000   E*Trade Financial Corp., 8.0%, 6/15/11              $  657,225
             Other Diversified Finance Services - 0.3 %
  1,000,000  Bank One Texas National, 6.25%, 2/15/08             $1,012,260
  1,500,000  Bombardier Capital, Inc., 7.09%, 3/30/07             1,500,600
                                                                 $2,512,860
             Total Diversified Financials                        $22,885,222
             Insurance - 5.2 %
             Life & Health Insurance - 1.8 %
  1,000,000  Metlife, 6.125%, 12/1/11                            $1,037,504
  2,830,000  Presidential Life Corp., 7.875%, 2/15/09             2,716,800
  3,500,000  Protective Life, 4.0%, 10/7/09                       3,393,999
  2,850,000  Provident Co., Inc., 7.0%, 7/15/18                   2,931,835
  6,000,000  Prudential Funding LLC, 6.6%, 5/15/08                6,124,482
                                                                 $16,204,620
             Multi-Line Insurance - 1.3 %
  5,000,000  Asif Global Financial XVIII, 3.85%, 11/26/07 (144A) $4,921,685
  4,450,000  Hanover Insurance Group, 7.625%, 10/15/25            4,727,271
  1,950,000  Loew Corp., 5.25%, 3/15/16                           1,890,661
                                                                 $11,539,617
             Property & Casualty Insurance - 1.2 %
  3,000,000  Berkshire Hathway, Inc., 3.375%, 10/15/08           $2,897,871
  1,000,000  Chubb Corp., 6.0%, 11/15/11                          1,031,787
  3,385,000  Kingsway America, Inc., 7.5%, 2/1/14                 3,449,826
  2,585,000  Ohio Casualty Corp., 7.3%, 6/15/14                   2,745,534
                                                                 $10,125,018
             Reinsurance - 0.9 %
  2,000,000  Odyssey Re Holdings, 7.65%, 11/1/13                 $2,023,300
  5,700,000  Platinum Underwriters Financial, 7.50%, 6/1/17       5,906,460
                                                                 $7,929,760
             Total Insurance                                     $45,799,015
             Real Estate - 1.7 %
             Real Estate Management & Development - 0.3 %
  2,200,000  Forest City Enterprises, 7.625%, 6/1/15             $2,244,000
             Real Estate Investment Trust - 1.4 %
  1,100,000  Colonial Reality LP, 6.15%, 4/15/13                 $1,115,409
   890,000   Crescent Real Estate, 7.5%, 9/15/07                    896,675
  3,575,000  Health Care, Inc., 6.2%, 6/1/16                      3,599,499
   860,000   Health Care, Inc., 6.0%, 11/15/13                      856,859
   935,000   Health Care, Inc., 8.0%, 9/12/12                     1,031,228
   775,000   Hospitality Properties Trust, 5.125%, 2/15/15          737,563
  1,724,000  Host Marriott LP, 6.375%, 3/15/15                    1,672,280
  1,815,000  Trustreet Properties Inc., 7.5%, 4/1/15              1,801,388
   985,000   Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)   1,013,319
                                                                 $12,724,220
             Total Real Estate                                   $14,968,220
             Technology Hardware & Equipment - 0.8 %
             Computer Hardware - 0.8 %
  5,000,000  International Business Machine, 5.375%, 2/1/09 (b)  $5,032,805
  2,000,000  NCR Corp., 7.125%, 6/15/09                           2,063,436
                                                                 $7,096,241
             Total Technology Hardware & Equipment               $7,096,241
             Semiconductors - 0.2 %
             Semiconductors - 0.2 %
  2,195,000  Chartered Semiconductor, 6.375%, 8/3/15 (b)         $2,184,819
             Total Semiconductors                                $2,184,819
             Telecommunication Services - 0.2 %
             Integrated Telecom Services - 0.2 %
  1,500,000  GTE California Inc., 6.7%, 9/1/09                   $1,551,862
             Total Telecommunication Services                    $1,551,862
             Utilities - 2.5 %
             Electric Utilities - 1.1 %
  1,700,000  Alabama Power Co., 7.125%, 10/1/07                  $1,729,267
   711,468   Crocket Cogeneration, 5.869%, 3/30/25 (144A)           689,818
  2,050,000  Entergy Gulf States, 5.7%, 6/1/15                    1,991,247
  3,000,000  Georgia Power Co., 4.0%, 1/15/11                     2,861,130
  1,555,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)     1,503,545
  1,000,000  MSW Energy Holdings, 7.375%, 9/1/10                  1,000,000
                                                                 $9,775,007
             Independent Power Producer & Energy Traders - 0.9 %
  3,100,000  Baltimore Gas & Electric Co., 7.5%, 1/15/07         $3,116,625
  5,000,000  Duke Energy Corp., 6.25%, 1/15/12                    5,204,375
                                                                 $8,321,000
             Multi-Utilities - 0.3 %
  3,500,000  Wisconsin Electric Power Co., 6.625%, 11/15/06      $3,503,822
             Total Utilities                                     $21,599,829
             TOTAL CORPORATE BONDS
             (Cost  $199,576,257)                                $202,405,687
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.8 %
   140,000   Fannie Mae, 5.24%, 8/7/18                           $  138,847
    65,000   Federal Home Loan Bank, 3.875%, 6/14/13                 61,028
   191,600   Federal Home Loan Bank, 6.0%, 4/15/32                  195,718
   411,874   Federal Home Loan Mortgage Corp., 4.5%, 11/1/18        397,938
  5,499,646  Federal Home Loan Mortgage Corp., 4.5%, 11/1/20      5,299,994
  2,543,181  Federal Home Loan Mortgage Corp., 4.5%, 3/1/20       2,450,856
   670,215   Federal Home Loan Mortgage Corp., 4.5%, 4/1/35         627,693
  3,023,669  Federal Home Loan Mortgage Corp., 4.5%, 5/1/20       2,913,902
  4,643,382  Federal Home Loan Mortgage Corp., 4.5%, 8/1/20       4,479,910
  18,172,853 Federal Home Loan Mortgage Corp., 5.0%, 11/1/35      17,473,505
  2,714,240  Federal Home Loan Mortgage Corp., 5.0%, 6/1/35       2,611,889
   652,769   Federal Home Loan Mortgage Corp., 5.0%, 7/1/35         628,154
  1,490,530  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34      1,472,846
  1,669,817  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34      1,650,828
  1,688,752  Federal Home Loan Mortgage Corp., 5.5%, 12/1/18      1,695,630
  2,182,890  Federal Home Loan Mortgage Corp., 5.5%, 9/1/33       2,158,916
    73,364   Federal Home Loan Mortgage Corp., 6.0% 3/1/33           73,899
   265,657   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         267,594
   265,810   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         267,749
   586,430   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         590,392
   935,845   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33        942,672
   220,147   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33        222,481
   264,540   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33        266,469
   615,248   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33         620,757
   523,423   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33         527,649
  1,785,077  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       1,799,487
   976,891   Federal Home Loan Mortgage Corp., 6.0%, 4/1/35         982,257
  4,187,878  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34       4,216,168
   750,630   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34         755,700
  2,651,350  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35       2,665,915
  1,102,597  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35       1,108,654
  1,807,915  Federal Home Loan Mortgage Corp., 6.0%, 8/1/34       1,820,128
  1,337,071  Federal Home Loan Mortgage Corp., 6.0%, 9/1/33       1,346,824
    53,430   Federal Home Loan Mortgage Corp., 6.5%,  1/1/29         54,766
   494,401   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33        506,275
   290,037   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33        297,384
    59,408   Federal Home Loan Mortgage Corp., 6.5%, 11/1/33         60,697
  2,445,991  Federal Home Loan Mortgage Corp., 6.5%, 3/1/13       2,469,096
   117,642   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32         120,286
     9,937   Federal Home Loan Mortgage Corp., 7.0%, 12/1/30         10,237
     3,495   Federal Home Loan Mortgage Corp., 8.0%, 4/1/08           3,526
  5,501,413  Federal Home Loan Mortgage Corp., 4.5%, 10/1/20      5,301,697
  13,661,554 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20      13,165,602
  9,599,176  Federal Home Loan Mortgage Corp., 4.5%, 10/1/35      8,974,221
  10,523,617 Federal Home Loan Mortgage Corp., 4.50%, 10/1/35     9,838,475
   783,619   Federal Home Loan Mortgage Corp., 4.50%, 11/1/35       732,601
  5,559,912  Federal Home Loan Mortgage Corp., 4.50%, 9/1/35      5,197,934
   194,208   Federal Home Loan Mortgage Corp., 4.50%, 9/1/35        181,564
  8,148,618  Federal Home Loan Mortgage Corp., 5.0%, 10/1/20      8,007,566
  4,701,485  Federal Home Loan Mortgage Corp., 5.5%, 11/1/35      4,638,828
  4,617,087  Federal Home Loan Mortgage Corp., 5.5%, 8/1/35       4,555,554
   405,197   Federal Home Loan Mortgage Corp., 6.0%, 5/1/17         411,039
    12,554   Federal National Mortgage Association, 10.3%, 4/25/1    13,189
     7,751   Federal National Mortgage Association, 10.3%, 4/25/1     8,988
  6,066,846 Federal National Mortgage Association, 4.5%, 11/1/20 5,855,581 8,149,018 Federal National Mortgage Association, 4.5%, 4/1/19 7,873,467 3,558,281 Federal National Mortgage Association, 4.50%, 10/1/3 3,325,583 3,303,911 Federal National Mortgage Association, 4.50%, 10/1/3 3,087,849
   178,535   Federal National Mortgage Association, 4.78%, 12/1/1   175,294
  2,930,015  Federal National Mortgage Association, 5.0%, 10/1/20 2,879,955
   226,819   Federal National Mortgage Association, 5.0%, 12/1/17   223,647
   573,198   Federal National Mortgage Association, 5.0%, 2/1/20    563,405
  1,921,783  Federal National Mortgage Association, 5.0%, 2/1/36  1,847,826
   164,782   Federal National Mortgage Association, 5.0%, 3/1/33    158,898
   120,662   Federal National Mortgage Association, 5.0%, 5/1/34    116,183
  3,160,158 Federal National Mortgage Association, 5.5%, 12/1/17 3,167,175 1,010,016 Federal National Mortgage Association, 5.5%, 12/1/18 1,011,766
   208,154   Federal National Mortgage Association, 5.5%, 2/1/18    208,663
  1,601,727  Federal National Mortgage Association, 5.5%, 3/1/25  1,590,319
  4,868,052  Federal National Mortgage Association, 5.5%, 3/1/36  4,796,185
   774,992   Federal National Mortgage Association, 5.5%, 4/1/19    776,713
  26,010,456 Federal National Mortgage Association, 5.5%, 4/1/36 25,638,216 11,748,126 Federal National Mortgage Association, 5.5%, 4/1/36 11,574,689 8,825,798 Federal National Mortgage Association, 5.5%, 5/1/36 8,695,503
  3,940,780  Federal National Mortgage Association, 5.5%, 5/1/36  3,882,603
  3,849,056  Federal National Mortgage Association, 5.5%, 5/1/36  3,792,232
  5,913,019  Federal National Mortgage Association, 5.5%, 6/1/36  5,825,725
  4,944,987  Federal National Mortgage Association, 5.5%, 6/1/36  4,871,984
    80,229   Federal National Mortgage Association, 5.5%, 7/1/23     79,844
  2,078,627  Federal National Mortgage Association, 5.5%, 7/1/33  2,053,640
   187,262   Federal National Mortgage Association, 5.5%, 9/1/17    187,677
  3,089,588  Federal National Mortgage Association, 5.5%, 9/1/19  3,092,115
   822,884   Federal National Mortgage Association, 6.0% 2/1/33     828,954
     7,232   Federal National Mortgage Association, 6.0%, 1/1/29      7,307
     9,409   Federal National Mortgage Association, 6.0%, 1/1/29      9,619
    25,274   Federal National Mortgage Association, 6.0%, 1/1/32     25,519
   756,120   Federal National Mortgage Association, 6.0%, 10/1/32   761,698
   234,770   Federal National Mortgage Association, 6.0%, 10/1/34   236,213
  5,704,434  Federal National Mortgage Association, 6.0%, 10/1/35 5,732,192
   222,097   Federal National Mortgage Association, 6.0%, 11/1/32   223,736
   249,749   Federal National Mortgage Association, 6.0%, 11/1/33   251,449
   153,508   Federal National Mortgage Association, 6.0%, 11/1/34   154,452
    79,561   Federal National Mortgage Association, 6.0%, 2/1/32     80,250
    40,949   Federal National Mortgage Association, 6.0%, 2/1/35     41,201
   112,973   Federal National Mortgage Association, 6.0%, 2/1/35    113,668
    69,743   Federal National Mortgage Association, 6.0%, 3/1/33     70,218
  2,156,391  Federal National Mortgage Association, 6.0%, 4/1/33  2,171,073
  2,595,998  Federal National Mortgage Association, 6.0%, 4/1/35  2,613,673
    78,642   Federal National Mortgage Association, 6.0%, 4/1/36     79,004
    70,213   Federal National Mortgage Association, 6.0%, 5/1/35     70,555
  1,356,069  Federal National Mortgage Association, 6.0%, 5/1/35  1,362,668
   183,252   Federal National Mortgage Association, 6.0%, 5/1/35    184,144
    73,276   Federal National Mortgage Association, 6.0%, 5/1/36     73,614
   390,213   Federal National Mortgage Association, 6.0%, 6/1/16    396,318
   403,946   Federal National Mortgage Association, 6.0%, 6/1/35    405,911
  4,362,596  Federal National Mortgage Association, 6.0%, 6/1/36  4,382,716
  1,305,583  Federal National Mortgage Association, 6.0%, 7/1/33  1,314,472
   207,272   Federal National Mortgage Association, 6.0%, 7/1/35    208,281
    55,968   Federal National Mortgage Association, 6.0%, 8/1/32     56,380
  1,856,537  Federal National Mortgage Association, 6.0%, 8/1/34  1,865,100
    13,302   Federal National Mortgage Association, 6.0%, 9/1/29     13,433
     8,454   Federal National Mortgage Association, 6.0%, 9/1/32      8,517
   201,444   Federal National Mortgage Association, 6.0%, 9/1/34    202,682
   926,953   Federal National Mortgage Association, 6.0%, 9/1/34    932,650
  3,660,593  Federal National Mortgage Association, 6.0%, 9/1/34  3,683,091
   178,574   Federal National Mortgage Association, 6.0%, 9/1/34    179,671
    78,979   Federal National Mortgage Association, 6.5%, 10/1/31    80,753
    38,749   Federal National Mortgage Association, 6.5%, 10/1/31    39,619
   254,859   Federal National Mortgage Association, 6.5%, 10/1/32   260,483
    73,954   Federal National Mortgage Association, 6.5%, 2/1/32     75,615
   166,709   Federal National Mortgage Association, 6.5%, 2/1/32    170,388
   234,477   Federal National Mortgage Association, 6.5%, 3/1/32    239,651
    14,737   Federal National Mortgage Association, 6.5%, 4/1/31     15,068
   102,957   Federal National Mortgage Association, 6.5%, 5/1/31    105,269
   194,029   Federal National Mortgage Association, 6.5%, 6/1/31    198,495
    63,958   Federal National Mortgage Association, 6.5%, 7/1/29     65,530
    34,918   Federal National Mortgage Association, 6.5%, 7/1/34     35,595
    82,983   Federal National Mortgage Association, 6.5%, 8/1/31     84,847
    94,455   Federal National Mortgage Association, 6.5%, 9/1/31     96,575
   131,133   Federal National Mortgage Association, 7.0%, 1/1/32    135,006
    29,656   Federal National Mortgage Association, 7.0%, 10/25/0    29,730
     9,840   Federal National Mortgage Association, 7.0%, 12/1/30    10,140
    34,005   Federal National Mortgage Association, 7.0%, 12/1/30    35,041
   119,187   Federal National Mortgage Association, 7.0%, 12/1/31   122,708
    12,052   Federal National Mortgage Association, 7.0%, 3/1/12     12,345
    65,054   Federal National Mortgage Association, 7.0%, 4/1/31     67,036
    39,519   Federal National Mortgage Association, 7.0%, 7/1/22     40,839
   106,137   Federal National Mortgage Association, 7.0%, 8/1/31    109,273
    45,473   Federal National Mortgage Association, 7.0%, 9/1/31     46,816
     4,500   Federal National Mortgage Association, 7.5%, 4/1/30      4,659
     8,528   Federal National Mortgage Association, 7.5%, 8/1/20      8,854
     3,641   Federal National Mortgage Association, 8.0%, 1/1/31      3,840
     2,652   Federal National Mortgage Association, 8.0%, 10/1/30     2,797
    11,380   Federal National Mortgage Association, 8.0%, 2/1/29     12,043
     2,872   Federal National Mortgage Association, 8.0%, 2/1/30      3,046
     1,768   Federal National Mortgage Association, 8.0%, 2/1/30      1,875
    41,693   Federal National Mortgage Association, 8.0%, 3/1/31     44,211
     7,767   Federal National Mortgage Association, 8.0%, 4/1/20      8,194
     2,989   Federal National Mortgage Association, 8.0%, 4/1/30      3,153
     1,840   Federal National Mortgage Association, 8.0%, 5/1/31      1,941
     2,020   Federal National Mortgage Association, 8.0%, 7/1/30      2,131
  1,847,979 Federal National Mortgage Association, 6.0%, 7/1/33 1,860,561 2,151,044 Government National Mortgage Association II, 4.5%, 1 2,008,768
   854,047   Government National Mortgage Association II, 4.5%, 1   798,063
   188,314   Government National Mortgage Association II, 5.5%, 1   186,625
   307,637   Government National Mortgage Association II, 5.5%, 2   304,877
  1,778,675 Government National Mortgage Association II, 5.5%, 3 1,762,714 6,288,956 Government National Mortgage Association II, 6.0%, 1 6,359,618
   205,476   Government National Mortgage Association II, 7.0%, 1   211,502
     2,193   Government National Mortgage Association, 10.0%, 1/1     2,430
     2,474   Government National Mortgage Association, 10.0%, 1/1     2,742
   176,811   Government National Mortgage Association, 4.5%, 1/15   167,049
  1,292,400 Government National Mortgage Association, 4.5%, 10/1 1,223,266 1,165,094 Government National Mortgage Association, 4.5%, 10/1 1,102,770 2,045,879 Government National Mortgage Association, 4.5%, 10/1 1,932,920
   129,101   Government National Mortgage Association, 4.5%, 2/15   122,049
   199,323   Government National Mortgage Association, 4.5%, 3/15   188,318
   594,695   Government National Mortgage Association, 4.5%, 3/15   561,861
  1,826,632  Government National Mortgage Association, 4.5%, 4/15 1,725,779
   682,536   Government National Mortgage Association, 4.5%, 4/15   644,852
    41,638   Government National Mortgage Association, 4.5%, 6/15    39,363
   448,728   Government National Mortgage Association, 4.5%, 7/15   424,724
   398,664   Government National Mortgage Association, 4.5%, 8/15   377,338
  2,077,396 Government National Mortgage Association, 4.5%, 8/15 1,966,270 1,566,602 Government National Mortgage Association, 4.5%, 8/15 1,482,800
  1,014,388  Government National Mortgage Association, 4.5%, 9/15   960,126
  1,633,171  Government National Mortgage Association, 4.5%, 9/15 1,545,808
   373,316   Government National Mortgage Association, 4.5%, 9/15   352,704
  1,980,270 Government National Mortgage Association, 4.5%, 9/15 1,870,934 1,562,370 Government National Mortgage Association, 5.0%, 4/15 1,519,212 1,713,398 Government National Mortgage Association, 5.0%, 4/15 1,665,032
   837,297   Government National Mortgage Association, 5.0%, 7/15   827,633
    14,723   Government National Mortgage Association, 5.0%, 7/15    14,553
  1,463,269 Government National Mortgage Association, 5.5%, 1/15 1,453,648 16,259,325 Government National Mortgage Association, 5.5%, 1/15 16,150,696
   347,107   Government National Mortgage Association, 5.5%, 10/1   348,556
   196,132   Government National Mortgage Association, 5.5%, 10/1   195,015
   957,626   Government National Mortgage Association, 5.5%, 10/1   952,021
   944,208   Government National Mortgage Association, 5.5%, 10/1   938,000
   934,880   Government National Mortgage Association, 5.5%, 10/1   928,733
  1,891,001  Government National Mortgage Association, 5.5%, 10/1 1,878,568
   596,861   Government National Mortgage Association, 5.5%, 11/1   599,417
  1,908,797  Government National Mortgage Association, 5.5%, 11/1 1,897,624
   188,028   Government National Mortgage Association, 5.5%, 12/1   188,833
    40,875   Government National Mortgage Association, 5.5%, 12/1    40,636
  2,633,886 Government National Mortgage Association, 5.5%, 2/15 2,616,568 1,452,621 Government National Mortgage Association, 5.5%, 2/15 1,443,070
    15,925   Government National Mortgage Association, 5.5%, 4/15    15,992
  4,969,583 Government National Mortgage Association, 5.5%, 4/15 4,936,382 1,586,662 Government National Mortgage Association, 5.5%, 4/20 1,572,424 1,571,162 Government National Mortgage Association, 5.5%, 5/15 1,560,832 2,419,989 Government National Mortgage Association, 5.5%, 6/15 2,404,078 2,558,068 Government National Mortgage Association, 5.5%, 7/15 2,543,094 8,916,990 Government National Mortgage Association, 5.5%, 7/15 8,858,361 9,117,745 Government National Mortgage Association, 5.5%, 7/15 9,057,797 1,858,880 Government National Mortgage Association, 5.5%, 8/15 1,866,638 2,128,480 Government National Mortgage Association, 5.5%, 8/15 2,137,363
   146,161   Government National Mortgage Association, 5.5%, 8/15   145,328
  8,891,888 Government National Mortgage Association, 5.5%, 8/15 8,833,424 1,649,431 Government National Mortgage Association, 5.5%, 9/15 1,640,031
   366,118   Government National Mortgage Association, 6.0%, 1/15   371,030
   879,371   Government National Mortgage Association, 6.0%, 1/15   891,515
   289,562   Government National Mortgage Association, 6.0%, 10/1   293,570
   419,947   Government National Mortgage Association, 6.0%, 10/1   425,581
   972,288   Government National Mortgage Association, 6.0%, 10/1   985,424
   137,326   Government National Mortgage Association, 6.0%, 11/1   139,227
  1,196,552  Government National Mortgage Association, 6.0%, 11/1 1,212,718
   225,668   Government National Mortgage Association, 6.0%, 2/15   228,695
    16,317   Government National Mortgage Association, 6.0%, 3/15    16,543
   471,905   Government National Mortgage Association, 6.0%, 3/15   478,236
   374,732   Government National Mortgage Association, 6.0%, 3/15   379,760
   629,255   Government National Mortgage Association, 6.0%, 3/15   637,697
  1,509,926  Government National Mortgage Association, 6.0%, 3/15 1,530,182
   752,235   Government National Mortgage Association, 6.0%, 3/15   762,615
   966,203   Government National Mortgage Association, 6.0%, 3/15   979,514
  3,596,362  Government National Mortgage Association, 6.0%, 3/15 3,640,464
     4,402   Government National Mortgage Association, 6.0%, 4/15     4,482
   442,701   Government National Mortgage Association, 6.0%, 4/15   448,640
   591,878   Government National Mortgage Association, 6.0%, 5/15   602,791
   840,075   Government National Mortgage Association, 6.0%, 5/15   851,346
   103,463   Government National Mortgage Association, 6.0%, 6/15   105,371
    84,996   Government National Mortgage Association, 6.0%, 6/15    86,136
   649,849   Government National Mortgage Association, 6.0%, 7/15   632,604
    14,051   Government National Mortgage Association, 6.0%, 8/15    14,223
    63,474   Government National Mortgage Association, 6.0%, 8/15    64,352
   954,758   Government National Mortgage Association, 6.0%, 9/15   971,756
   261,723   Government National Mortgage Association, 6.0%, 9/15   265,346
    29,490   Government National Mortgage Association, 6.0%, 9/15    29,898
   399,910   Government National Mortgage Association, 6.0%, 9/15   405,313
  4,529,932  Government National Mortgage Association, 6.0%, 9/15 4,585,511
    69,024   Government National Mortgage Association, 6.5%, 1/15    71,001
   689,636   Government National Mortgage Association, 6.5%, 1/15   708,282
  3,073,012  Government National Mortgage Association, 6.5%, 1/15 3,158,217
    32,370   Government National Mortgage Association, 6.5%, 1/15    33,251
   128,340   Government National Mortgage Association, 6.5%, 1/15   131,765
   167,810   Government National Mortgage Association, 6.5%, 1/15   172,288
    40,308   Government National Mortgage Association, 6.5%, 1/15    41,346
   209,481   Government National Mortgage Association, 6.5%, 10/1   215,234
   712,088   Government National Mortgage Association, 6.5%, 10/1   731,646
    47,380   Government National Mortgage Association, 6.5%, 10/1    48,681
   719,004   Government National Mortgage Association, 6.5%, 10/1   738,444
    10,805   Government National Mortgage Association, 6.5%, 10/1    11,095
    38,537   Government National Mortgage Association, 6.5%, 11/1    39,596
   460,047   Government National Mortgage Association, 6.5%, 11/1   472,757
    11,517   Government National Mortgage Association, 6.5%, 2/15    11,847
    46,744   Government National Mortgage Association, 6.5%, 2/15    48,083
   257,540   Government National Mortgage Association, 6.5%, 2/15   264,503
   379,850   Government National Mortgage Association, 6.5%, 2/15   389,987
    88,422   Government National Mortgage Association, 6.5%, 3/15    90,955
   306,884   Government National Mortgage Association, 6.5%, 3/15   315,672
    74,102   Government National Mortgage Association, 6.5%, 3/15    76,224
    89,738   Government National Mortgage Association, 6.5%, 3/15    92,203
   103,729   Government National Mortgage Association, 6.5%, 3/15   106,533
   678,856   Government National Mortgage Association, 6.5%, 3/15   696,331
   616,443   Government National Mortgage Association, 6.5%, 4/15   633,374
    27,804   Government National Mortgage Association, 6.5%, 4/15    28,555
   137,212   Government National Mortgage Association, 6.5%, 4/15   140,744
       703   Government National Mortgage Association, 6.5%, 5/15       722
   460,170   Government National Mortgage Association, 6.5%, 5/15   473,367
   159,030   Government National Mortgage Association, 6.5%, 5/15   163,424
   139,930   Government National Mortgage Association, 6.5%, 5/15   143,805
    69,890   Government National Mortgage Association, 6.5%, 5/15    71,780
    19,184   Government National Mortgage Association, 6.5%, 6/15    19,711
  4,125,188  Government National Mortgage Association, 6.5%, 6/15 4,239,430
   123,765   Government National Mortgage Association, 6.5%, 6/15   127,111
   837,253   Government National Mortgage Association, 6.5%, 6/15   859,597
   115,634   Government National Mortgage Association, 6.5%, 6/15   118,611
  1,564,100  Government National Mortgage Association, 6.5%, 7/15 1,606,388
   314,424   Government National Mortgage Association, 6.5%, 7/15   322,925
   514,805   Government National Mortgage Association, 6.5%, 7/15   528,058
  2,181,218  Government National Mortgage Association, 6.5%, 7/15 2,237,368
    59,171   Government National Mortgage Association, 6.5%, 8/15    59,958
   208,089   Government National Mortgage Association, 6.5%, 8/15   213,715
    32,527   Government National Mortgage Association, 6.5%, 8/15    33,406
   206,846   Government National Mortgage Association, 6.5%, 9/15   212,439
    53,719   Government National Mortgage Association, 6.5%, 9/15    55,152
  2,802,079  Government National Mortgage Association, 6.50%, 12/ 2,878,733
   248,855   Government National Mortgage Association, 6.50%, 8/1   255,690
   250,075   Government National Mortgage Association, 7.0%, 11/1   258,386
   100,382   Government National Mortgage Association, 7.0%, 11/1   103,718
    38,003   Government National Mortgage Association, 7.0%, 12/1    39,177
    15,770   Government National Mortgage Association, 7.0%, 12/1    16,292
    64,586   Government National Mortgage Association, 7.0%, 2/15    66,723
     9,831   Government National Mortgage Association, 7.0%, 4/15    10,153
    92,432   Government National Mortgage Association, 7.0%, 4/15    95,490
    28,883   Government National Mortgage Association, 7.0%, 4/15    29,832
   344,504   Government National Mortgage Association, 7.0%, 5/15   355,774
    73,248   Government National Mortgage Association, 7.0%, 6/15    75,655
   184,890   Government National Mortgage Association, 7.0%, 6/15   191,009
     8,424   Government National Mortgage Association, 7.0%, 8/15     8,701
   886,960   Government National Mortgage Association, 7.0%, 8/15   916,104
    95,279   Government National Mortgage Association, 7.0%, 9/15    97,527
   151,592   Government National Mortgage Association, 7.5%, 12/1   157,738
    14,417   Government National Mortgage Association, 7.5%, 2/15    15,035
    18,508   Government National Mortgage Association, 7.5%, 2/15    19,258
    56,005   Government National Mortgage Association, 7.5%, 8/15    57,804
    36,650   Government National Mortgage Association, 7.5%, 8/15    38,166
     4,104   Government National Mortgage Association, 7.75%, 11/     4,322
    10,467   Government National Mortgage Association, 7.75%, 2/1    11,014
    36,371   Government National Mortgage Association, 8.0%, 5/15    37,632
     4,061   Government National Mortgage Association, 9.5%, 5/15     4,443
   485,582   Government National Mortgage Association, I, 6.0%, 2   492,485
    55,460   Government National Mortgage Association, I, 7.0%, 1    57,296
    32,025   Government National Mortgage Association, I, 7.0%, 3    33,077
    19,046   Government National Mortgage Association, I, 7.5%, 1    19,834
   830,467   Government National Mortgage Association, II, 5.5%,    831,345
    11,405   Government National Mortgage Association, II, 6.5%,     11,703
     5,473   Government National Mortgage Association, II, 6.5%,      5,617
   158,961   Government National Mortgage Association, II, 6.5%,    163,116
   360,950   Government National Mortgage Association, II, 7%, 11   371,447
    12,651   Government National Mortgage Association, II, 7.0%,     13,022
   302,946   Government National Mortgage Association, 4.5%, 4/15   286,219
   217,271   Government National Mortgage Association, 4.5%, 5/15   205,403
   135,000   U.S. Treasury Bonds, 3.125%, 10/15/08                  130,950
  4,600,000  U.S. Treasury Bonds, 4.0%, 2/15/14                   4,423,006
    35,000   U.S. Treasury Bonds, 4.25%, 8/15/13                     34,262
  41,200,000 U.S. Treasury Bonds, 4.25%, 11/15/13                 40,300,357
  2,000,000  U.S. Treasury Bonds, 4.625%, 3/31/08                 1,995,312
  5,000,000  U.S. Treasury Bonds, 5.125%, 5/15/16                 5,186,720
  36,800,000 U.S. Treasury Bonds, 6.25%, 8/15/23                  42,725,389
  27,782,026 U.S. Treasury Inflation Notes, 1.875%, 7/15/15       26,900,807
  4,612,950  U.S. Treasury Inflation Notes, 2.0%, 1/15/16         4,506,995
  1,471,067  U.S. Treasury Inflation Notes, 3.0%, 7/15/12         1,526,289
  4,992,042  U.S. Treasury Inflation Protected Security, 2.375%,  4,997,309
  2,062,512  U.S. Treasury Inflation Protected Security, 3.375%,  2,170,955
     2,338   U.S. Treasury Inflation Protected Security, 3.5%, 1/     2,449
  2,000,000  U.S. Treasury Notes, 3.625%, 1/15/10                 1,940,704
  11,000,000 U.S. Treasury Notes, 3.625%, 6/15/10                 10,647,230
  15,000,000 U.S. Treasury Notes, 4.0%, 11/15/12                  14,528,910
  1,470,000  U.S. Treasury Notes, 4.25%, 11/15/14                 1,433,594
   105,000   U.S. Treasury Notes, 6.0%, 8/15/09                     108,835
  12,800,000 U.S. Treasury Notes, 7.50%, 11/15/16                 15,680,000
                                                                 $605,436,230
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost  $604,610,783)                                $605,436,230
             U.S. GOVERNMENT OBLIGATIONS - 0.8 %
  5,257,000  U.S. Treasury Strip, Zero Coupon, 11/15/13          $3,797,657
  4,550,000  U.S. Treasury Strip, Zero Coupon, 2/15/11            3,742,775
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost  $7,658,211)                                  $7,540,432
             MUNICIPAL BONDS - 0.1 %
   500,000   Tobacco Settlement Authority Iowa, 6.79%, 6/1/10    $  514,115
             TOTAL MUNICIPAL BONDS
             (Cost  $500,000)                                    $  514,115

             TEMPORARY CASH INVESTMENTS - 8.3 %
             Repurchase Agreement - 7.8 %
  68,300,000 UBS Warburg, 5.23%, dated 9/30/06, repurchase price $68,300,000
             Security Lending Collateral - 0.5%
   4,454,145 Security Lending Investment Fund, 5.25%             $4,454,145
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $72,754,145)                                 $72,754,145
             TOTAL INVESTMENT IN SECURITIES -103.6%
             (Cost  $907,491,291) (a)                            $911,090,969
             OTHER ASSETS AND LIABILITIES - (3.6)%               $(31,943,880)
             TOTAL NET ASSETS - 100.0%                           $879,147,089


   (144A)    Security is exempt from registration under Rule 144A of the Securit
      (a)    At September, 30, 2006 the net unrealized gain on investments based

             Aggregate gross unrealized gain for all investments $26,378,494 Aggregate gross unrealized loss for all investments i(22,778,816)
             Net Unrealized gain                                 $3,599,678

    (b)      At September 30, 2006, the following securities were out on loan:
   Shares                          Security                         Value

  2,173,050  Chartered Semiconductor, 6.375%, 8/3/15                  2,184,906
  2,172,573  International Business Machine, 5.375%, 2/1/09           2,172,573
             Total                                               $    4,357,479

             The accompanying notes are an integral part of these financial stat



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.